BIOLOGICAL ASSETS	12 Months Ended
Aug. 31, 2020
Disclosure of detailed information about biological assets [abstract]
BIOLOGICAL ASSETS [Text Block]
7. BIOLOGICAL ASSETS

The Company measures biological assets, which consist of cannabis plants, at fair value less costs to sell up to the point of harvest, which then becomes the basis for the cost of finished goods inventories after harvest. Subsequent expenditures incurred on these finished goods inventories after harvest are capitalized based on IAS 2 Inventories.

The changes in the carrying value of biological assets as of August 31, 2020 are as follows:

	OTHER
	BIOLOGICAL ASSETS	CANNABIS ON PLANTS	TOTAL

Carrying amount, August 31, 2018	$599	$19,259	$19,858

Add net production costs	(596)	37,534	36,938

Net change in fair value less costs to sell due to biological transformation	—	(8,060)	(8,060)

Transferred to inventory upon harvest	—	(28,084)	(28,084)

Carrying amount, August 31, 2019	$3	$20,649	$20,652

Add net production costs	13	41,039	41,052

Net change in fair value less costs to sell due to biological transformation	—	(2,853)	(2,853)

Deduct net abnormal plant destruction costs		(5,048)	(5,048)

Transferred to inventory upon harvest	—	(48,409)	(48,409)

Carrying amount, August 31, 2020	$16	$5,378	$5,394

During the year ended August 31, 2020, the Company had to cull plants with a carrying value of $5,048 (August 31, 2019 - $nil) due to lack of sufficient staffing as a result of COVID-19. These costs were expensed to cost of sales.

The fair value less costs to sell of biological assets is determined using a model which estimates the expected harvest yield in grams for plants currently being cultivated, and then adjusts that amount for the expected selling price per gram and also for any additional costs to be incurred, such as post-harvest costs. The following unobservable inputs, all of which are classified as Level 3 on the fair value hierarchy (see Note 16), are used in determining the fair value of biological assets:

i.	Average selling price per gram - calculated as the weighted average current selling price of cannabis sold by the Company, adjusted for expectations about future pricing;

ii.	Yield by plant - represents the number of grams of finished cannabis inventory which are expected to be obtained from each harvested cannabis plant;

iii.

Wastage of plants based on their various stages of growth - represents the weighted average percentage of biological assets which are expected to fail to mature into cannabis plants that can be harvested; and

iv.

Post-harvest costs - calculated as the cost per gram of harvested cannabis to complete the sale of cannabis plants post-harvest, consisting of the cost of direct and indirect materials and labour related to drying, labelling and packaging.

The Company estimates the harvest yields for the cannabis on plants at various stages of growth. As of August 31, 2020, it is expected that the Company's biological assets will yield 5,096 kg (August 31, 2019 - 16,595 kg) of cannabis when eventually harvested. The Company's estimates are, by their nature, subject to change, and differences from the anticipated yield will be reflected in the fair value adjustment to biological assets in future periods. The Company accretes fair value on a straight-line basis according to stage of growth. As a result, a cannabis plant that is 50% through its 19-week growing cycle would be ascribed approximately 50% of its harvest date expected fair value less costs to sell (subject to wastage adjustments).

Management believes the most significant unobservable inputs and their impact on fair value are as follows:

SIGNIFICANT INPUTS &	WEIGHTED AVERAGE INPUT			EFFECT ON FAIR VALUE
ASSUMPTIONS	AUG. 31, 2020	AUG. 31, 2019	SENSITIVITY	AUG. 31, 2020	AUG. 31, 2019

Average net selling price per gram	$3.36	$5.65	Increase or decrease by $ 1.00 per gram	$1,602	$3,657

Average yield per plant	101 grams	151 grams	Increase or decrease by 10 grams	$532	$1,367

During the three months ended May 31, 2020, management ceased the harvesting of trim from the cannabis plants and therefore the average yield per plant at August 31, 2020 primarily reflects the average yield of the flower component of the plant.

The fair value adjustment to biological assets and inventory sold consists of the following:

	AUGUST 31, 2020	AUGUST 31, 2019

Realized fair value amounts included in inventory sold	$(39,455)	$(50,477)
Increase (decrease) in fair value on growth of biological assets	73,975	75,338
Adjustment to net realizable value	(72,801)	(14,284)
Fair value adjustment to biological assets	$(38,281)	$10,577

The adjustment to net realizable value is related to the write-down of the fair value component of dry cannabis available for packaging, flower and trim available for extraction, concentrated extract, and packaged inventories due to excess or obsolete quantities as well as the decrease in the estimated net realizable value of these inventories based on the evolving nature of the adult-use market.